Domini Impact Equity Fund

Portfolio of Investments

April 30, 2025 (Unaudited)

Security	Shares	Value

Long Term Investments – 99.7%

Common Stocks – 99.7%

Communication Services – 9.4%

Alphabet, Inc., Class A	262,200	$41,637,360

AT&T, Inc.	248,285	6,877,495

Charter Communications, Inc., Class A (a)	3,058	1,198,308

Comcast Corp., Class A	129,921	4,443,298

Deutsche Telekom AG ADR	117,000	4,189,770

Electronic Arts, Inc.	8,900	1,291,301

Netflix, Inc. (a)	14,638	16,566,117

Omnicom Group, Inc.	6,200	472,192

Orange SA ADR	67,400	974,604

Take-Two Interactive Software, Inc. (a)	6,000	1,399,920

TELUS Corp.	50,094	770,446

T-Mobile US, Inc.	15,900	3,926,505

Verizon Communications, Inc.	133,695	5,890,602

Walt Disney Co. (The)	62,593	5,692,833

		95,330,751

Consumer Discretionary – 11.6%

adidas AG ADR	11,638	1,331,969

Airbnb, Inc., Class A (a)	13,100	1,597,152

Amazon.com, Inc. (a)	236,180	43,556,315

Best Buy Co., Inc.	6,749	450,091

Booking Holdings, Inc.	1,100	5,609,208

BYD Co., Ltd. ADR	32,000	3,044,160

Chipotle Mexican Grill, Inc. (a)	46,950	2,371,914

eBay, Inc.	15,400	1,049,664

Ford Motor Co.	132,200	1,323,322

Garmin, Ltd.	5,246	980,320

Hermes International SCA ADR	10,960	3,002,273

Home Depot, Inc. (The)	34,351	12,383,192

Industria de Diseno Textil SA ADR	74,300	2,000,156

Lowe’s Cos., Inc.	19,541	4,368,586

Lululemon Athletica, Inc. (a)	3,800	1,028,926

Marriott International, Inc., Class A	7,500	1,789,350

MercadoLibre, Inc. (a)	1,723	4,016,054

Mercedes-Benz Group AG ADR	101,900	1,513,215

NIKE, Inc., Class B	40,649	2,292,604

O’Reilly Automotive, Inc. (a)	2,000	2,830,400

Sony Group Corp. ADR	206,175	5,360,550

Starbucks Corp.	38,667	3,095,293

TJX Cos., Inc.	38,900	5,005,652

Toyota Motor Corp. ADR	35,700	6,826,554

Ulta Beauty, Inc. (a)	1,598	632,233

0

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Shares	Value

Consumer Discretionary (Continued)

Williams-Sonoma, Inc.	4,200	$648,774

		118,107,927

Consumer Staples – 6.2%

Church & Dwight Co., Inc.	8,012	795,912

Clorox Co. (The)	4,000	569,200

Colgate-Palmolive Co.	27,425	2,528,311

Costco Wholesale Corp.	15,303	15,218,834

General Mills, Inc.	18,699	1,060,981

Kenvue, Inc.	65,100	1,536,360

Keurig Dr. Pepper, Inc.	42,400	1,466,616

Kimberly-Clark Corp.	11,318	1,491,486

Kraft Heinz Co. (The)	27,923	812,559

Kroger Co. (The)	22,711	1,639,961

L’Oreal SA ADR (a)	41,600	3,652,480

McCormick & Co., Inc.	8,800	674,608

Mondelez International, Inc., Class A	44,847	3,055,426

PepsiCo, Inc.	47,431	6,430,695

Procter & Gamble Co. (The)	81,025	13,172,234

Sprouts Farmers Market, Inc. (a)	5,000	855,000

Sysco Corp.	16,103	1,149,754

Target Corp.	15,551	1,503,782

Unilever PLC ADR	84,385	5,362,667

		62,976,866

Financials – 15.7%

Aflac, Inc.	18,315	1,990,474

Allstate Corp.	9,100	1,805,349

American Express Co.	17,448	4,648,322

Aon PLC, Class A	7,300	2,589,967

Arthur J Gallagher & Co.	8,800	2,822,072

Bank of America Corp.	238,754	9,521,510

Bank of New York Mellon Corp. (The)	24,800	1,994,168

Blackrock, Inc.	4,886	4,467,074

Block, Inc. (a)	9,400	549,618

Capital One Financial Corp.	12,818	2,310,573

Charles Schwab Corp. (The)	58,178	4,735,689

Chubb, Ltd.	12,887	3,686,713

Citigroup, Inc.	64,608	4,417,895

CME Group, Inc.	12,498	3,462,946

Discover Financial Services	8,500	1,552,695

FactSet Research Systems, Inc.	1,300	561,886

Fiserv, Inc. (a)	19,400	3,580,658

Hartford Insurance Group, Inc. (The)	9,993	1,225,841

Huntington Bancshares, Inc.	46,600	677,098

1

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Shares	Value

Financials (Continued)

Intercontinental Exchange, Inc.	19,795	$3,324,966

JPMorgan Chase & Co.	95,500	23,361,210

KeyCorp.	18,800	278,992

M&T Bank Corp.	2,800	475,328

Marsh & McLennan Cos., Inc.	17,030	3,839,754

Mastercard, Inc., Class A	28,152	15,428,985

MetLife, Inc.	19,200	1,447,104

Moody’s Corp.	5,271	2,388,396

Morgan Stanley	42,459	4,900,618

MSCI, Inc.	2,568	1,399,843

Nasdaq, Inc.	15,900	1,211,739

Northern Trust Corp.	6,100	573,278

PayPal Holdings, Inc. (a)	16,800	1,106,112

PNC Financial Services Group, Inc. (The)	13,349	2,145,051

Principal Financial Group, Inc.	7,700	570,955

Progressive Corp. (The)	20,258	5,707,489

Prudential Financial, Inc.	12,061	1,238,785

Raymond James Financial, Inc.	6,050	829,092

Regions Financial Corp.	31,028	633,281

S&P Global, Inc.	10,958	5,479,548

T Rowe Price Group, Inc.	7,311	647,389

Travelers Cos., Inc. (The)	7,616	2,011,614

Truist Financial Corp.	43,602	1,671,701

US Bancorp	53,716	2,166,903

Visa, Inc., A Shares	59,200	20,453,600

		159,892,281

Health Care – 11.2%

AbbVie, Inc.	60,952	11,891,735

Agilent Technologies, Inc.	9,600	1,032,960

Alcon AG	17,362	1,694,705

Align Technology, Inc. (a)	2,400	415,920

Alnylam Pharmaceuticals, Inc. (a)	4,300	1,131,932

Amgen, Inc.	18,619	5,416,640

AstraZeneca PLC ADR	103,400	7,423,086

Becton Dickinson & Co.	10,051	2,081,462

Biogen, Inc. (a)	4,967	601,404

Bristol-Myers Squibb Co.	69,101	3,468,870

CSL, Ltd. ADR	32,500	2,611,700

Danaher Corp.	22,515	4,487,915

DexCom, Inc. (a)	12,973	926,013

Edwards Lifesciences Corp. (a)	19,672	1,485,039

GE HealthCare Technologies, Inc.	14,800	1,040,884

Gilead Sciences, Inc.	43,146	4,596,775

2

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Shares	Value

Health Care (Continued)

GSK PLC ADR	65,900	$2,626,115

Haleon PLC ADR	138,125	1,401,969

Hologic, Inc. (a)	7,452	433,706

IDEXX Laboratories, Inc. (a)	2,719	1,176,375

Illumina, Inc. (a)	5,349	415,082

Insulet Corp. (a)	2,300	580,267

Intuitive Surgical, Inc. (a)	12,300	6,344,340

Lonza Group AG ADR	24,500	1,750,770

Merck & Co., Inc.	87,035	7,415,382

Merck KGaA ADR	20,700	574,011

Mettler-Toledo International, Inc. (a)	690	738,693

Novo Nordisk A/S ADR	117,056	7,778,371

Pfizer, Inc.	195,070	4,761,659

Quest Diagnostics, Inc.	3,715	662,087

Regeneron Pharmaceuticals, Inc.	3,700	2,215,412

ResMed, Inc.	4,846	1,146,515

Sanofi SA ADR	80,016	4,396,879

STERIS PLC	3,300	741,642

Stryker Corp.	12,028	4,497,510

Takeda Pharmaceutical Co., Ltd. ADR	104,100	1,591,689

Thermo Fisher Scientific, Inc.	12,888	5,528,952

United Therapeutics Corp. (a)	800	242,472

Veeva Systems, Inc., Class A (a)	4,906	1,146,483

Vertex Pharmaceuticals, Inc. (a)	8,843	4,505,509

Waters Corp. (a)	1,963	682,594

		113,661,524

Industrials – 7.8%

Assa Abloy AB ADR	64,042	960,630

Atlas Copco AB, Class A ADR	134,700	2,083,809

Automatic Data Processing, Inc.	14,068	4,228,841

Brambles, Ltd. ADR	23,100	608,916

Broadridge Financial Solutions, Inc.	3,900	945,360

Builders FirstSource, Inc. (a)	3,800	454,594

Carlisle Cos., Inc.	1,500	569,220

Carrier Global Corp.	28,100	1,757,374

Caterpillar, Inc.	16,500	5,102,955

Central Japan Railway Co. ADR	57,800	622,506

Cintas Corp.	11,972	2,534,233

Comfort Systems USA, Inc.	1,227	487,794

Copart, Inc. (a)	29,900	1,824,797

Deere & Co.	8,745	4,053,832

Deutsche Post AG ADR	30,900	1,323,138

Emerson Electric Co.	9,526	1,001,278

3

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Shares	Value

Industrials (Continued)

Equifax, Inc.	4,100	$1,066,533

FANUC Corp. ADR	61,700	786,058

Fastenal Co.	19,458	1,575,514

Hubbell, Inc.	1,800	653,724

IDEX Corp.	2,600	452,322

Illinois Tool Works, Inc.	9,752	2,339,602

Ingersoll Rand, Inc.	13,669	1,031,053

Kone OYJ ADR	25,100	776,217

Lennox International, Inc.	1,100	601,425

Nidec Corp. ADR	134,712	587,344

Old Dominion Freight Line, Inc.	6,600	1,011,648

Otis Worldwide Corp.	13,500	1,299,645

Owens Corning	2,933	426,488

PACCAR, Inc.	17,500	1,578,675

Paychex, Inc.	10,931	1,608,169

Pentair PLC	5,500	499,015

Quanta Services, Inc.	5,000	1,463,450

Recruit Holdings Co., Ltd. ADR	233,500	2,603,525

RELX PLC ADR	64,000	3,496,320

Rockwell Automation, Inc.	3,872	959,017

Schneider Electric SE ADR	94,600	4,377,142

Siemens AG ADR	54,636	6,296,799

SMC Corp. ADR	40,500	657,315

Snap-on, Inc.	1,700	533,477

Thomson Reuters Corp.	4,600	855,508

Trane Technologies PLC	3,807	1,459,261

United Parcel Service, Inc., Class B	25,793	2,458,073

United Rentals, Inc.	2,259	1,426,446

Veralto Corp.	7,838	751,664

Vertiv Holdings Co., Class A	12,600	1,075,788

Watsco, Inc.	1,200	551,808

Westinghouse Air Brake Technologies Corp.	5,791	1,069,829

Wolters Kluwer NV ADR	8,000	1,428,240

WW Grainger, Inc.	1,570	1,608,167

Xylem, Inc.	8,200	988,674

		78,913,212

Information Technology – 32.1%

Accenture PLC, Class A	21,600	6,461,640

Adobe, Inc. (a)	15,024	5,633,700

Advanced Micro Devices, Inc. (a)	55,850	5,436,997

Analog Devices, Inc.	17,211	3,354,768

Apple, Inc.	364,096	77,370,400

Applied Materials, Inc.	28,102	4,235,252

4

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Shares	Value

Information Technology (Continued)

AppLovin Corp., Class A (a)	8,700	$2,342,997

Arista Networks, Inc. (a)	34,400	2,830,088

Atlassian Corp., Class A (a)	5,700	1,301,367

Autodesk, Inc. (a)	7,507	2,058,795

Cadence Design Systems, Inc. (a)	9,484	2,823,766

Cisco Systems, Inc.	125,591	7,250,368

Cloudflare, Inc., Class A (a)	9,700	1,171,566

Crowdstrike Holdings, Inc., Class A (a)	8,080	3,465,270

Datadog, Inc., Class A (a)	10,200	1,042,032

Fair Isaac Corp. (a)	800	1,591,744

First Solar, Inc. (a)	3,400	427,788

Fortinet, Inc. (a)	21,600	2,241,216

Hewlett Packard Enterprise Co.	43,900	712,058

Intel Corp.	137,179	2,757,298

International Business Machines Corp.	31,766	7,681,654

Intuit, Inc.	9,422	5,912,022

Marvell Technology, Inc.	14,675	856,580

Micron Technology, Inc.	38,700	2,977,965

Microsoft Corp.	183,961	72,712,425

MongoDB, Inc. (a)	2,400	413,208

NetApp, Inc.	7,008	628,968

NVIDIA Corp.	580,280	63,204,098

Palo Alto Networks, Inc. (a)	11,150	2,084,269

QUALCOMM, Inc.	38,300	5,686,018

Roper Technologies, Inc.	3,757	2,104,221

Salesforce, Inc.	32,234	8,661,598

ServiceNow, Inc. (a)	7,158	6,835,962

Shopify, Inc., Class A (a)	40,700	3,866,500

Synopsys, Inc. (a)	5,343	2,452,490

Texas Instruments, Inc.	31,452	5,033,893

Tyler Technologies, Inc. (a)	700	380,310

Zoom Communications, Inc., Class A (a)	7,731	599,462

		326,600,753

Materials – 2.5%

Air Liquide SA ADR	99,841	4,086,492

Air Products & Chemicals, Inc.	7,559	2,049,169

Avery Dennison Corp.	2,600	444,886

Ball Corp.	9,500	493,430

Ecolab, Inc.	8,548	2,149,224

International Flavors & Fragrances, Inc.	8,300	651,218

International Paper Co.	17,700	808,536

Linde PLC	16,330	7,401,246

Nucor Corp.	7,792	930,131

5

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Shares	Value

Materials (Continued)

PPG Industries, Inc.	7,642	$831,908

Sherwin-Williams Co. (The)	8,092	2,855,829

Smurfit WestRock PLC	17,585	738,922

Steel Dynamics, Inc.	4,800	622,608

Vulcan Materials Co.	4,344	1,139,561

		25,203,160

Real Estate – 2.6%

Alexandria Real Estate Equities, Inc.	5,800	421,428

American Tower Corp.	16,209	3,653,671

CBRE Group, Inc., Class A (a)	10,322	1,261,142

CoStar Group, Inc. (a)	13,810	1,024,288

Crown Castle, Inc.	14,722	1,556,999

Digital Realty Trust, Inc.	11,792	1,893,087

Equinix, Inc.	3,331	2,867,158

Essex Property Trust, Inc.	2,200	614,130

Mid-America Apartment Communities, Inc.	3,800	606,670

Prologis, Inc.	32,122	3,282,868

Public Storage	5,377	1,615,412

SBA Communications Corp.	3,507	853,604

Simon Property Group, Inc.	10,900	1,715,442

Ventas, Inc.	22,063	1,546,175

Welltower, Inc.	22,300	3,402,757

Weyerhaeuser Co.	24,600	637,386

		26,952,217

Utilities – 0.6%

Alliant Energy Corp.	8,500	518,840

Consolidated Edison, Inc.	11,761	1,326,053

Eversource Energy	12,158	723,158

Fortis, Inc.	17,000	841,670

National Grid PLC ADR	32,919	2,403,087

SSE PLC ADR	37,400	859,452

		6,672,260

Total Investments – 99.7% (Cost $534,626,840)		1,014,310,951

Other Assets, less liabilities – 0.3%		2,608,854

Net Assets – 100.0%		$1,016,919,805

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

6

Domini Sustainable Solutions Fund

Portfolio of Investments

April 30, 2025 (Unaudited)

Security	Shares	Value

Long Term Investments – 91.4%

Common Stocks – 91.4%

Communication Services – 1.1%

New York Times Co. (The), Class A	7,521	$391,543

		391,543

Consumer Discretionary – 6.1%

BYD Co., Ltd., Class H	11,004	522,648

Levi Strauss & Co., Class A	22,697	363,379

MercadoLibre, Inc. (a)	517	1,205,050

		2,091,077

Financials – 14.5%

CaixaBank SA	67,681	518,721

DNB Bank ASA	13,479	336,950

Federal Agricultural Mortgage Corp., Class C	2,889	506,528

Fiserv, Inc. (a)	3,735	689,369

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	2,522	1,726,585

Resona Holdings, Inc.	155,862	1,250,293

		5,028,446

Health Care – 25.3%

DexCom, Inc. (a)	7,932	566,186

GE HealthCare Technologies, Inc.	8,375	589,014

GSK PLC	33,541	663,531

Haleon PLC	259,895	1,307,758

Halozyme Therapeutics, Inc. (a)	14,416	885,431

Hologic, Inc. (a)	11,234	653,819

Inspire Medical Systems, Inc. (a)	2,815	445,840

Intuitive Surgical, Inc. (a)	1,026	529,211

Natera, Inc. (a)	4,805	725,218

Organon & Co.	42,173	545,297

United Therapeutics Corp. (a)	2,291	694,379

Vertex Pharmaceuticals, Inc. (a)	2,258	1,150,451

		8,756,135

Industrials – 21.8%

Acuity, Inc.	1,620	394,648

Arcadis NV	14,292	693,035

Blue Bird Corp. (a)	11,493	400,761

Brambles, Ltd.	42,602	559,861

Comfort Systems USA, Inc.	1,547	615,010

Daifuku Co., Ltd.	13,500	357,135

Metso OYJ	30,977	336,587

Mueller Water Products, Inc., Class A	21,231	557,101

Prysmian SpA	8,382	460,442

Quanta Services, Inc.	1,489	435,815

Schneider Electric SE	3,660	855,143

7

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Shares	Value

Industrials (Continued)

Veralto Corp.	4,335	$415,727

Wolters Kluwer NV	3,954	698,114

Xylem, Inc.	6,350	765,620

		7,544,999

Information Technology – 19.0%

Arista Networks, Inc. (a)	3,580	294,527

ASML Holding NV, Class G	972	649,374

Autodesk, Inc. (a)	2,646	725,665

Ciena Corp. (a)	4,182	280,863

Corning, Inc.	7,401	328,456

Crowdstrike Holdings, Inc., Class A (a)	1,942	832,866

Flex, Ltd. (a)	18,552	637,076

International Business Machines Corp.	3,337	806,953

Palo Alto Networks, Inc. (a)	5,081	949,791

Sage Group PLC (The)	44,529	738,230

Shopify, Inc., Class A (a)	3,476	330,220

		6,574,021

Materials – 0.8%

Avient Corp.	8,628	287,399

		287,399

Real Estate – 1.8%

Ventas, Inc.	8,773	614,812

		614,812

Utilities – 1.0%

SSE PLC	15,526	350,050

		350,050

Total Investments – 91.4% (Cost $25,586,764)		31,638,482

Other Assets, less liabilities – 8.6%		2,973,679

Net Assets – 100.0%		$34,612,161

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

8

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)

United States	60.4%

Netherlands	5.9%

Germany	5.0%

Japan	4.6%

Brazil	3.5%

United Kingdom	3.1%

Australia	1.6%

China	1.5%

Spain	1.5%

Italy	1.3%

Norway	1.0%

Finland	1.0%

Canada	1.0%

Other Assets, less liabilities	8.6%

Total	100.0%

See Notes to Portfolio of Investments

9

Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2025 (Unaudited)

Country/Security	Industry	Shares	Value

Long Term Investments – 98.1%

Common Stocks – 98.1%

Australia – 5.4%

BlueScope Steel, Ltd.	Materials	129,200	$1,978,887

Computershare, Ltd.	Commercial & Professional Services	242,300	6,331,639

Fortescue, Ltd.	Materials	1,694,830	17,503,673

JB Hi-Fi, Ltd.	Consumer Discretionary Distribution & Retail	59,700	3,956,184

Pro Medicus, Ltd.	Health Care Equipment & Services	74,202	10,880,263

QBE Insurance Group, Ltd.	Insurance	400,200	5,530,732

			46,181,378

Belgium – 1.5%

Ageas SA	Insurance	25,800	1,618,079

UCB SA	Pharmaceuticals, Biotechnology & Life Sciences	58,700	10,762,007

			12,380,086

Brazil – 0.0% *

Banco do Brasil SA	Banks	838	4,272

Klabin SA	Materials	6,142	4,080

			8,352

China – 1.2%

BYD Co., Ltd., Class H	Automobiles & Components	61,800	2,935,266

China Life Insurance Co., Ltd., Class H	Insurance Technology	1,990,400	3,637,646

Lenovo Group, Ltd.	Hardware & Equipment	1,970,900	2,279,496

SITC International Holdings Co., Ltd.	Transportation	321,400	888,910

			9,741,318

Denmark – 0.5%

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	358	23,937

Pandora A/S	Consumer Durables & Apparel	25,200	3,751,344

Vestas Wind Systems A/S	Capital Goods	290	3,866

			3,779,147

Finland – 0.3%

Nokia OYJ ADR	Technology Hardware & Equipment	522,882	2,609,181

			2,609,181

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Country/Security	Industry	Shares	Value

France – 6.6%

Accor SA	Consumer Services	44,900	$2,212,330

BNP Paribas SA	Banks	193,259	16,374,734

Carrefour SA	Consumer Staples Distribution & Retail	381	5,876

Covivio SA	Equity Real Estate Investment Trusts (REITs)	21,800	1,222,432

Credit Agricole SA	Banks	197,100	3,696,923

Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	23,300	2,709,862

Kering SA	Consumer Durables & Apparel	18	3,662

Klepierre SA	Equity Real Estate Investment Trusts (REITs)	301,400	11,032,192

Publicis Groupe SA	Media & Entertainment	10,700	1,088,693

Societe Generale SA	Banks	231,400	12,064,958

Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	67,615	5,723,951

			56,135,613

Germany – 11.2%

adidas AG	Consumer Durables & Apparel	59,533	13,698,039

Aroundtown SA (a)	Real Estate Management & Development	307,400	918,391

Deutsche Telekom AG	Telecommunication Services	477	17,133

Deutsche Wohnen SE	Real Estate Management & Development	45,600	1,158,825

Evonik Industries AG	Materials	47,368	1,064,494

HelloFresh SE (a)	Consumer Staples Distribution & Retail	47,900	498,774

Mercedes-Benz Group AG	Automobiles & Components	259,000	15,485,302

Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	46,900	6,529,422

Nemetschek SE	Software & Services	32,300	4,292,178

SAP SE	Software & Services	68,100	19,925,291

Scout24 SE	Media & Entertainment	11,200	1,334,780

Siemens AG	Capital Goods	2,700	621,706

Siemens Energy AG (a)	Capital Goods	139,228	10,746,127

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Country/Security	Industry	Shares	Value

Germany (Continued)

Siemens Healthineers AG	Health Care Equipment & Services	138,900	$7,487,731

Talanx AG	Insurance	36,500	4,189,036

TeamViewer SE (a)	Software & Services	192,000	2,949,643

Zalando SE (a)	Consumer Discretionary Distribution & Retail	125,900	4,597,399

			95,514,271

Hong Kong – 1.7%

Cathay Pacific Airways, Ltd.	Transportation	3,743,800	4,301,872

Hong Kong Exchanges & Clearing, Ltd.	Financial Services	13,000	567,966

Swire Pacific, Ltd., Class A	Capital Goods	589,600	5,098,660

Techtronic Industries Co., Ltd.	Capital Goods	468,200	4,711,956

			14,680,454

Hungary – 0.2%

Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	64,012	1,941,395

			1,941,395

India – 0.0%*

Dr. Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,250	17,481

			17,481

Ireland – 1.2%

AerCap Holdings NV	Capital Goods	92,756	9,832,135

			9,832,135

Israel – 0.3%

Wix.com, Ltd. (a)	Software & Services	17,233	2,922,544

			2,922,544

Italy – 4.4%

Hera SpA	Utilities	824,900	3,905,263

Terna – Rete Elettrica Nazionale	Utilities	815,400	8,108,181

UniCredit SpA	Banks	237,900	13,841,227

Unipol Assicurazioni SpA	Insurance	647,945	11,622,002

			37,476,673

Japan – 20.4%

Advantest Corp.	Semiconductors & Semiconductor Equipment	21,500	899,473

Aisin Corp.	Automobiles & Components	112,400	1,427,628

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Asahi Intecc Co., Ltd.	Health Care Equipment & Services	89,800	$1,380,657

Bandai Namco Holdings, Inc.	Consumer Durables & Apparel	31,000	1,077,328

Central Japan Railway Co.	Transportation	400	8,417

Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	240,100	4,510,711

Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	800	11,151

Dai-ichi Life Holdings, Inc.	Insurance	521,100	3,762,575

Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	4,336

Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	50,000	16,447,239

Food & Life Cos., Ltd.	Consumer Services	17,000	629,088

Hakuhodo DY Holdings, Inc.	Media & Entertainment	49,800	374,417

Kakaku.com, Inc.	Media & Entertainment	160,800	2,843,887

Kao Corp.	Household & Personal Products	277,100	11,865,845

Kose Corp.	Household & Personal Products	100	4,313

Kuraray Co., Ltd.	Materials	192,900	2,253,359

Lion Corp.	Household & Personal Products	79,300	971,977

Makita Corp.	Capital Goods	359,800	10,522,009

Mazda Motor Corp.	Automobiles & Components	685,800	4,100,268

Medipal Holdings Corp.	Health Care Equipment & Services	83,700	1,418,353

MISUMI Group, Inc.	Capital Goods	228,900	3,206,718

Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	9,134

MonotaRO Co., Ltd.	Capital Goods	366,200	7,043,076

MS&AD Insurance Group Holdings, Inc.	Insurance	270,900	6,157,502

Nintendo Co., Ltd.	Media & Entertainment	30,800	2,557,016

Nippon Express Holdings, Inc.	Transportation	318,600	5,689,512

Nippon Shinyaku Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	46,900	1,209,288

Nippon Telegraph & Telephone Corp.	Telecommunication Services	4,499,800	4,703,535

Nisshin Seifun Group, Inc.	Food, Beverage & Tobacco	67,200	866,994

Nomura Holdings, Inc.	Financial Services	1,945,400	10,842,805

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

NSK, Ltd.	Capital Goods	1,114,400	$4,867,806

Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	41,200	2,008,532

Persol Holdings Co., Ltd.	Commercial & Professional Services	1,670,000	3,024,825

Recruit Holdings Co., Ltd.	Commercial & Professional Services	299,100	16,574,702

Santen Pharmaceutical Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	66,700	675,563

Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	640,600	10,762,408

Sompo Holdings, Inc.	Insurance	248,200	8,133,786

Sony Group Corp.	Consumer Durables & Apparel	44,950	1,185,906

Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	9,500	1,414,534

TOPPAN Holdings, Inc.	Commercial & Professional Services	64,840	1,820,224

Trend Micro, Inc.	Software & Services	174,200	12,498,953

Yokogawa Electric Corp.	Technology Hardware & Equipment	166,400	3,600,920

			173,366,770

Mexico – 0.3%

Gruma SAB de CV, Class B	Food, Beverage & Tobacco	149,500	2,848,509

Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	1,174	3,572

			2,852,081

Netherlands – 4.2%

ABN AMRO Bank NV	Banks	527,400	10,929,228

Arcadis NV	Commercial & Professional Services	66,600	3,229,506

	Pharmaceuticals, Biotechnology &

Argenx SE ADR (a)	Life Sciences	12,582	8,117,152

ASML Holding NV	Semiconductors & Semiconductor Equipment	2,144	1,435,283

Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	76,364	3,135,433

NN Group NV	Insurance	140,700	8,627,779

			35,474,381

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Country/Security	Industry	Shares	Value

Norway – 0.0% *

Norsk Hydro ASA	Materials	931	$4,938

Orkla ASA	Food, Beverage & Tobacco	1,040	11,599

			16,537

Singapore – 4.5%

DBS Group Holdings, Ltd.	Banks	515,500	16,748,174

Grab Holdings, Ltd., Class A (a)	Transportation	504,538	2,462,146

Singapore Exchange, Ltd.	Financial Services	252,700	2,779,915

STMicroelectronics NV	Semiconductors & Semiconductor Equipment	427,000	9,708,836

United Overseas Bank, Ltd.	Banks	242,700	6,445,830

			38,144,901

South Africa – 0.3%

Clicks Group, Ltd.	Consumer Staples Distribution & Retail	112,200	2,386,261

			2,386,261

South Korea – 1.1%

DB Insurance Co., Ltd.	Insurance	52,700	3,395,214

Industrial Bank of Korea	Banks	76,200	822,382

LG Electronics, Inc.	Consumer Durables & Apparel	62,700	3,147,263

Woori Financial Group, Inc.	Banks	143,600	1,788,186

			9,153,045

Spain – 4.8%

Banco Bilbao Vizcaya Argentaria SA	Banks	1,131,624	15,530,452

Banco Santander SA	Banks	2,491,268	17,540,671

Corp. ACCIONA Energias Renovables SA	Utilities	210	3,926

Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	121,900	6,555,170

Mapfre SA	Insurance	408,200	1,453,192

			41,083,411

Sweden – 2.5%

AddTech AB, B Shares	Capital Goods	84,400	2,839,422

Alfa Laval AB	Capital Goods	78,700	3,264,148

Atlas Copco AB, B Shares	Capital Goods	158,800	2,205,052

Essity AB, Class B	Household & Personal Products	318	9,196

H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	7,013

Telefonaktiebolaget LM Ericsson, B Shares	Technology Hardware & Equipment	952,100	8,042,750

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Country/Security	Industry	Shares	Value

Sweden (Continued)

Trelleborg AB, B Shares	Capital Goods	134,800	$4,648,129

			21,015,710

Switzerland – 5.6%

ABB, Ltd	Capital Goods	264,100	13,947,318

Accelleron Industries AG	Capital Goods	39,600	2,125,903

Baloise Holding AG	Insurance	1,700	378,203

Cie Financiere Richemont SA, Class A	Consumer Durables & Apparel	63,000	11,132,428

Givaudan SA	Materials	2,900	13,990,642

Logitech International SA	Technology Hardware & Equipment	82,100	6,238,785

			47,813,279

Taiwan – 0.6%

Accton Technology Corp.	Technology Hardware & Equipment	51,200	953,668

MediaTek, Inc.	Semiconductors & Semiconductor Equipment	99,100	4,211,063

			5,164,731

Thailand – 0.3%

TMBThanachart Bank PCL	Banks	47,763,100	2,559,376

			2,559,376

United Kingdom – 11.5%

3i Group PLC	Financial Services	331,391	18,786,894

Associated British Foods PLC	Food, Beverage & Tobacco	263,100	7,252,390

AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	79,300	11,361,057

Auto Trader Group PLC	Media & Entertainment	509,800	5,727,529

Barclays PLC	Banks	1,397,500	5,567,138

Burberry Group PLC	Consumer Durables & Apparel	312	3,039

InterContinental Hotels Group PLC	Consumer Services	133,192	14,212,911

Investec PLC	Financial Services	261,000	1,626,931

J Sainsbury PLC	Consumer Staples Distribution & Retail	1,507,260	5,356,972

Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	6,584

Marks & Spencer Group PLC	Consumer Staples Distribution & Retail	1,955,768	10,163,235

National Grid PLC	Utilities	256,200	3,698,017

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Country/Security	Industry	Shares	Value

United Kingdom (Continued)

Sage Group PLC (The)	Software & Services	451,200	$7,480,282

Unilever PLC	Household & Personal Products	237	15,090

Vodafone Group PLC	Telecommunication Services	6,940,171	6,820,108

			98,078,177

United States – 7.5%

CRH PLC	Materials	8,913	845,402

GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	843,727	16,691,194

Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	277,253	31,622,703

Schneider Electric SE	Capital Goods	48,600	11,355,184

Signify NV	Capital Goods	21,700	449,821

Smurfit WestRock PLC	Materials	119	4,996

Spotify Technology SA (a)	Media & Entertainment	4,754	2,918,861

			63,888,161

Total Investments – 98.1% (Cost $676,559,818)			834,216,849

Other Assets, less liabilities – 1.9%			15,827,891

Net Assets – 100.0%			$850,044,740

(a)	Non-income producing security.
*	Amount is less than 0.05%.

Abbreviations

ADR — American Depositary Receipt

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2025 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises four separate series: Domini Impact Equity Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Portfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

On July 26, 2024, the Class A shares of the Domini Impact Equity Fund and Domini Impact International Fund converted into each Fund’s respective Investor shares with the same relative aggregate net asset value as the original shares held immediately prior to such conversion. Prior to this conversion, the Class A shares were sold with a front-end sales charge (load) of up to 4.75%.

The Board of Trustees of the International Opportunities Fund (the “Fund”) authorized the liquidation of the Fund on March 21, 2025 (the “Liquidation Date”). Any remaining Shareholders, as of the Liquidation Date, were automatically redeemed if no prior action was taken.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A)  Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini Sustainable Solutions Fund and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (continued)

April 30, 2025 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Communication Services	$95,330,751	$-	$-	$95,330,751

Consumer Discretionary	118,107,927	-	-	118,107,927

Consumer Staples	62,976,866	-	-	62,976,866

Financials	159,892,281	-	-	159,892,281

Health Care	113,661,524	-	-	113,661,524

Industrials	78,913,212	-	-	78,913,212

Information Technology	326,600,753	-	-	326,600,753

Materials	25,203,160	-	-	25,203,160

Real Estate	26,952,217	-	-	26,952,217

Utilities	6,672,260	-	-	6,672,260

Total	$1,014,310,951	$-	$-	$1,014,310,951

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Communication Services	$391,543	$-	$-	$391,543

Consumer Discretionary	1,568,429	522,648	-	2,091,077

Financials	1,195,897	3,832,549	-	5,028,446

Health Care	6,784,846	1,971,289	-	8,756,135

Industrials	3,584,682	3,960,317	-	7,544,999

Information Technology	5,835,791	738,230	-	6,574,021

Materials	287,399	-	-	287,399

Real Estate	614,812	-	-	614,812

Utilities	-	350,050	-	350,050

Total	$20,263,399	$11,375,083	$-	$31,638,482

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (continued)

April 30, 2025 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks

Australia	$-	$46,181,378	$-	$46,181,378

Belgium	-	12,380,086	-	12,380,086

Brazil	8,352	-	-	8,352

China	888,910	8,852,408	-	9,741,318

Denmark	-	3,779,147	-	3,779,147

Finland	2,609,181	-	-	2,609,181

France	-	56,135,613	-	56,135,613

Germany	-	95,514,271	-	95,514,271

Hong Kong	-	14,680,454	-	14,680,454

Hungary	-	1,941,395	-	1,941,395

India	-	17,481	-	17,481

Ireland	9,832,135	-	-	9,832,135

Israel	2,922,544	-	-	2,922,544

Italy	-	37,476,673	-	37,476,673

Japan	-	173,366,770	-	173,366,770

Mexico	2,852,081	-	-	2,852,081

Netherlands	8,117,152	27,357,229	-	35,474,381

Norway	-	16,537	-	16,537

Singapore	2,462,146	35,682,755	-	38,144,901

South Africa	2,386,261	-	-	2,386,261

South Korea	-	9,153,045	-	9,153,045

Spain	-	41,083,411	-	41,083,411

Sweden	-	21,015,710	-	21,015,710

Switzerland	-	47,813,279	-	47,813,279

Taiwan	-	5,164,731	-	5,164,731

Thailand	2,559,376	-	-	2,559,376

United Kingdom	1,626,931	96,451,246	-	98,078,177

United States	2,918,861	60,969,300	-	63,888,161

Total	$39,183,930	$795,032,919	$-	$834,216,849

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Long Term Investments – 104.2%

Mortgage Backed Securities – 42.1%

Agency Collateralized Mortgage Obligations – 7.8%

CHNGE Mortgage Trust

Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	469,672	$456,369

Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	334,501	335,402

Series 2023-2, Class A1, 6.525%, 6/25/58 (a)(c)	264,411	265,382

Federal Home Loan Mortgage Corp.

Series 3768, Class CB, 3.500%, 12/15/25	6,699	6,663

Series 3800, Class CB, 3.500%, 2/15/26	10,259	10,211

Series 3806, Class L, 3.500%, 2/15/26	52,821	52,499

Series 3877, Class LM, 3.500%, 6/15/26	25,110	24,989

Series 4961, Class JB, 2.500%, 12/15/42	142,127	130,839

Federal National Mortgage Association

Series 2012-17, Class BC, 3.500%, 3/25/27	74,484	73,734

Series 2017-105, Class ZE, 3.000%, 1/25/48	999,249	787,674

Series 2020-1, Class AC, 3.500%, 8/25/58	181,502	172,305

Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	780,483

Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C01, Class 1M2, 8.018%, (1 Month USD SOFR + 3.664%), 7/25/29 (b)	29,963	30,656

Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1, 1.762%, 9/25/45 (b)(d)	2,081,720	228,037

Freddie Mac Multifamily Certificates, Series 2021-ML12, Class X, 1.305%, 7/25/41 (b)(d)	1,159,973	104,850

Freddie Mac Multifamily Structured Pass Through Certificates

Series K103, Class X1, 0.754%, 11/25/29 (b)(d)	8,770,989	217,656

Series K111, Class X1, 1.677%, 5/25/30 (b)(d)	1,435,023	92,971

Series K112, Class X1, 1.534%, 5/25/30 (b)(d)	1,487,718	88,193

Series K113, Class X1, 1.478%, 6/25/30 (b)(d)	2,520,393	143,798

Series K114, Class X1, 1.208%, 6/25/30 (b)(d)	2,332,363	111,084

Series K119, Class X1, 1.018%, 9/25/30 (b)(d)	4,908,396	198,222

Series K121, Class X1, 1.113%, 10/25/30 (b)(d)	648,179	28,465

Series K122, Class X1, 0.963%, 11/25/30 (b)(d)	358,538	14,031

Series K124, Class X1, 0.807%, 12/25/30 (b)(d)	1,457,282	48,427

Series K160, Class A2, 4.500%, 8/25/33 (b)	3,270,526	3,273,522

Series K162, Class A2, 5.150%, 12/25/33 (b)	1,500,000	1,564,232

Series K740, Class X1, 0.818%, 9/25/27 (b)(d)	1,262,829	18,622

Series KG03, Class X1, 1.472%, 6/25/30 (b)(d)	3,152,001	176,122

Series KG04, Class X1, 0.933%, 11/25/30 (b)(d)	2,398,962	89,159

Series KG05, Class X1, 0.402%, 1/25/31 (b)(d)	2,463,057	36,520

Series KG06, Class X1, 0.626%, 10/25/31 (b)(d)	2,293,582	63,645

Series KSG1, Class X1, 1.242%, 9/25/30 (b)(d)	3,992,077	190,548

Series Q014, Class X, 2.776%, 10/25/55 (b)(d)	1,984,840	294,575

FREMF Mortgage Trust

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Agency Collateralized Mortgage Obligations (Continued)

Series 2017-K65, Class B, 4.222%, 7/25/50 (a)(b)	155,000	$153,502

Series 2017-K66, Class B, 4.175%, 7/25/27 (a)(b)	136,000	133,970

Series 2017-K67, Class B, 4.081%, 9/25/49 (a)(b)	85,000	83,785

Series 2017-K67, Class C, 4.081%, 9/25/49 (a)(b)	100,000	97,946

Series 2017-K68, Class B, 3.972%, 10/25/49 (a)(b)	90,000	88,492

Series 2017-K69, Class C, 3.854%, 10/25/49 (a)(b)	40,000	38,825

Series 2017-K71, Class B, 3.880%, 11/25/50 (a)(b)	220,000	216,019

Series 2017-K71, Class C, 3.880%, 11/25/50 (a)(b)	65,000	63,421

Series 2018-K154, Class B, 4.161%, 11/25/32 (a)(b)	67,000	58,525

Series 2018-K77, Class B, 4.302%, 5/25/51 (a)(b)	1,070,000	1,057,589

Series 2018-K85, Class C, 4.464%, 12/25/50 (a)(b)	550,000	534,411

Series 2018-KW07, Class B, 4.253%, 10/25/31 (a)(b)	461,000	413,004

Series 2019-K100, Class C, 3.614%, 11/25/52 (a)(b)	700,000	649,514

Series 2019-K103, Class B, 3.574%, 12/25/51 (a)(b)	525,000	491,795

Series 2019-K95, Class B, 4.057%, 8/25/52 (a)(b)	500,000	480,908

Series 2019-K95, Class C, 4.057%, 8/25/52 (a)(b)	307,000	291,533

Series 2019-K97 , Class C, 3.897%, 9/25/51 (a)(b)	204,000	194,296

Series 2019-K99, Class B, 3.766%, 10/25/52 (a)(b)	565,000	537,657

Series 2020-K104, Class B, 3.655%, 2/25/52 (a)(b)	520,000	490,196

GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	223,825	207,640

Government National Mortgage Association

Series 2019-132, Class NZ, 3.500%, 10/20/49	390,886	264,376

Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,081,380

Series 2022-136, Class KZ, 4.000%, 8/20/52	643,612	443,175

PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/30 (a)(c)	615,000	621,408

		18,803,252

Commercial Mortgage-Backed Securities – 6.4%

245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	775,885

280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 6.720%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(b)	228,000	214,828

Bank

Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	78,892	77,774

Series 2019-BN18, Class XA, 1.026%, 5/15/62 (b)(d)	2,087,802	61,425

Series 2019-BN24, Class XA, 0.750%, 11/15/62 (b)(d)	5,430,986	141,501

Series 2020-BN28, Class XA, 1.875%, 3/15/63 (b)(d)	1,864,746	140,631

Benchmark Mortgage Trust

Series 2019-B10, Class XA, 1.383%, 3/15/62 (b)(d)	1,922,026	77,096

Series 2020-B18, Class XA, 1.922%, 7/15/53 (b)(d)	461,115	23,697

Series 2020-B22, Class XA, 1.616%, 1/15/54 (b)(d)	876,321	59,532

BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	993,873	947,738

BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/46 (a)(b)	1,000,000	996,192

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Commercial Mortgage-Backed Securities (Continued)

BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	$904,895
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	378,018

COMM Mortgage Trust
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	703,812
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	440,753
Series 2020-CX, Class C, 2.773%, 11/10/46 (a)(b)	100,000	83,381
Series 2020-CX, Class D, 2.773%, 11/10/46 (a)(b)	100,000	80,466
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	561,395

DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.823%, 9/15/53 (b)	586,489	26,170

Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	807,935

Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	889,754

Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	652,933

JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 7.326%, (1 Month USD SOFR CME + 3.004%), 6/15/38 (a)(b)	655,000	561,604
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,600,484

SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	387,822
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	728,147

STWD Mortgage Trust, Series 2021-LIH, Class E, 7.339%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(b)	955,000	937,165

SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,434,880

TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class B, 5.915%, (1 Month USD SOFR CME + 1.593%), 4/15/42 (a)(b)	385,000	380,885

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	337,806

		15,414,604

Federal Home Loan Mortgage Corporation – 7.7%

Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	6,303	6,199
2.500%, 11/1/27	16,056	15,785
3.000%, 1/1/27	18,334	18,142
3.000%, 7/1/42	17,595	16,081
3.000%, 5/1/45	147,534	132,348
3.500%, 12/1/32	60,084	59,322
3.500%, 6/1/48	305,036	279,793
4.000%, 2/1/37	32,236	31,670
4.000%, 8/1/39	17,522	17,008
4.000%, 10/1/39	32,640	31,669
4.000%, 10/1/39	28,569	27,767

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Federal Home Loan Mortgage Corporation (Continued)

4.000%, 11/1/39	14,669	$14,221

4.000%, 10/1/40	48,246	46,701

4.000%, 11/1/40	43,195	41,794

4.000%, 11/1/40	7,951	7,697

4.000%, 11/1/40	5,526	5,355

4.000%, 12/1/40	20,720	20,056

4.000%, 6/1/41	4,113	4,028

4.500%, 4/1/35	38,708	38,408

4.500%, 9/1/35	52,126	51,770

4.500%, 7/1/36	40,836	40,557

4.500%, 6/1/39	74,925	74,505

4.500%, 9/1/40	10,988	10,913

4.500%, 2/1/41	22,829	22,668

4.500%, 11/1/52	1,200,790	1,151,175

5.000%, 8/1/33	7,118	7,235

5.000%, 10/1/33	2,772	2,825

5.000%, 4/1/35	7,660	7,751

5.000%, 7/1/35	54,750	55,401

5.000%, 7/1/35	8,990	9,097

5.000%, 1/1/37	34,097	34,523

5.000%, 7/1/40	26,209	26,490

5.000%, 4/1/41	21,473	21,703

5.500%, 12/1/36	35,155	36,279

5.500%, 8/1/40	50,603	51,673

5.500%, 5/1/53	2,225,623	2,225,796

5.500%, 6/1/53	2,163,220	2,163,332

5.500%, 9/1/53	2,233,278	2,232,589

5.500%, 5/1/54	1,886,142	1,883,859

5.500%, 8/1/54	1,268,657	1,268,297

6.000%, 8/1/36	5,786	6,065

6.000%, 7/1/39	28,419	29,700

6.000%, 8/1/53	3,054,710	3,108,138

6.000%, 4/1/54	2,941,694	2,985,635

7.258%, (1-year RFUCCT + 1.622%), 10/1/43 (b)	21,762	22,316

		18,344,336

Federal National Mortgage Association – 16.1%

Federal National Mortgage Association

2.000%, 10/1/27	21,863	21,351

2.000%, 1/1/28	26,502	25,816

2.000%, 2/1/52	4,080,412	3,289,558

2.000%, 3/1/52	3,850,460	3,119,919

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Federal National Mortgage Association (Continued)

2.500%, 11/1/31	23,996	$23,007

2.500%, 12/1/31	8,738	8,416

2.500%, 12/1/43	64,391	56,772

2.500%, 4/1/45	98,231	84,514

2.500%, 12/1/51	4,713,442	3,928,474

2.500%, 12/1/51	2,606,992	2,193,272

3.000%, 8/1/46	22,857	20,258

3.000%, 10/1/46	431,421	382,896

3.000%, 11/1/46	552,321	486,921

3.000%, 12/1/46	206,520	181,602

3.000%, 1/1/52	2,423,662	2,110,753

3.000%, 6/1/52	4,154,145	3,671,124

3.500%, 12/1/31	3,033	2,987

3.500%, 1/1/32	50,803	49,975

3.500%, 1/1/32	30,778	30,269

3.500%, 10/1/32	40,944	40,348

3.500%, 8/1/43	403,354	375,693

3.500%, 6/1/46	296,956	273,900

3.500%, 1/1/48	171,433	157,000

4.000%, 11/1/30	5,155	5,144

4.000%, 10/1/33	40,469	40,100

4.000%, 12/1/36	11,550	11,319

4.000%, 8/1/39	16,510	16,017

4.000%, 10/1/39	11,208	10,862

4.000%, 12/1/39	14,930	14,474

4.000%, 1/1/40	136,320	131,990

4.000%, 3/1/40	15,459	14,968

4.000%, 8/1/40	32,533	31,499

4.000%, 8/1/40	5,770	5,580

4.000%, 10/1/40	76,839	74,319

4.000%, 10/1/40	10,091	9,765

4.000%, 11/1/40	10,675	10,321

4.000%, 11/1/40	7,769	7,516

4.000%, 12/1/40	27,107	26,212
4.000%, 2/1/41	26,824	25,922
4.000%, 10/1/49	1,916,703	1,807,689
4.500%, 8/1/35	11,109	11,006
4.500%, 8/1/36	5,986	5,931
4.500%, 8/1/38	26,266	26,159
4.500%, 3/1/39	36,518	36,268
4.500%, 9/1/39	14,333	14,235
4.500%, 2/1/40	19,681	19,542

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Federal National Mortgage Association (Continued)

4.500%, 8/1/40	39,563	$39,272

4.500%, 1/1/41	12,804	12,704

4.500%, 9/1/41	26,011	25,715

5.000%, 10/1/39	1,519	1,533

5.500%, 8/1/37	22,580	23,218

5.500%, 12/1/54	1,889,560	1,886,830

6.000%, 12/1/35	11,518	11,833

6.000%, 3/1/36	80,799	85,126

6.000%, 6/1/36	26,616	27,867

6.000%, 8/1/37	6,718	6,992

6.000%, 3/1/38	14,859	15,560

6.580%, (1-year RFUCCT + 1.580%), 5/1/44 (b)	6,152	6,252

TBA 15 Yr, 2.000%, 5/1/39 (e)	1,100,000	999,566

TBA 30 Yr, 2.000%, 5/1/55 (e)	3,200,000	2,538,970

TBA 30 Yr, 2.500%, 5/1/54 (e)	1,125,000	935,419

TBA 30 Yr, 4.000%, 6/1/52 (e)	1,400,000	1,304,910

TBA 30 Yr, 5.500%, 5/1/54 (e)	7,950,000	7,934,080

		38,747,510

Government National Mortgage Association – 4.1%
Government National Mortgage Association
5.500%, 6/20/53	970,853	973,440
TBA 30 Yr, 2.000%, 5/20/54 (e)	2,900,000	2,366,644
TBA 30 Yr, 2.500%, 5/20/55 (e)	2,200,000	1,875,326
TBA 30 Yr, 3.500%, 3/20/52 (e)	3,400,000	3,089,103
TBA 30 Yr, 4.500%, 5/20/55 (e)	1,600,000	1,531,873

		9,836,386

Total Mortgage Backed Securities (Cost $106,262,926)		101,146,088

Corporate Bonds and Notes – 27.4%

Basic Materials – 0.0% *
Olympus Water U.S. Holding Corp., 3.875%, 10/1/28 (f)	115,000	124,092

		124,092

Communications – 2.2%
Africell Holding, Ltd., 10.500%, 10/23/29 (a)	835,000	786,313
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	442,660
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,235,114
Gen Digital, Inc., 6.250%, 4/1/33 (a)	500,000	499,901
Millicom International Cellular SA
4.500%, 4/27/31 (a)	475,000	423,408
7.375%, 4/2/32 (a)	400,000	405,160

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Communications (Continued)
Paramount Global
2.900%, 1/15/27	400,000	$388,736
4.950%, 1/15/31	985,000	953,285
Vodafone Group PLC, 6.150%, 2/27/37	66,000	69,831

		5,204,408

Consumer, Cyclical – 0.8%
Forvia SE, 2.375%, 6/15/29 (f)	190,000	193,300
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	594,674
YMCA of Greater New York
2.303%, 8/1/26	765,000	742,331
Series 2020, 3.230%, 8/1/32	375,000	317,350

		1,847,655

Consumer, Non-cyclical – 5.3%
Advocate Health & Hospitals Corp., 2.211%, Series 2020, 6/15/30	325,000	292,902
Beth Israel Lahey Health, Inc., 2.220%, Series L, 7/1/28	1,400,000	1,305,592
Block, Inc., 6.500%, 5/15/32 (a)	700,000	715,071
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	154,569
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	701,281
Brown University Health, 5.050%, Series 2025, 2/15/30	465,000	465,000
Conservation Fund A Nonprofit Corp. (The), 3.474%, Series 2019, 12/15/29	800,000	760,280
Darling Ingredients, Inc., 6.000%, 6/15/30 (a)	360,000	359,343
Grifols SA, 3.875%, 10/15/28 (f)	165,000	175,705
Hologic, Inc., 3.250%, 2/15/29 (a)	250,000	233,724
Howard University
Series 2020, 1.991%, 10/1/25 (AGM)	120,000	118,099
Series 2020, 2.657%, 10/1/26 (AGM)	100,000	96,833
Series 2020, 3.476%, 10/1/41 (AGM)	865,000	635,768
Series 22A, 5.209%, 10/1/52	470,000	413,608
John D & Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,197,178
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	972,502
PeaceHealth Obligated Group, 1.375%, Series 2020, 11/15/25	1,000,000	981,698
Picard Groupe SAS, 6.375%, 7/1/29 (f)	200,000	236,766
Rossini Sarl, 6.750%, 12/31/29 (f)	205,000	242,158
Royalty Pharma PLC
2.150%, 9/2/31	350,000	294,894
3.300%, 9/2/40	1,250,000	918,953
Stanford Health Care, 3.310%, Series 2020, 8/15/30	595,000	563,614
Trustees of Columbia University in the City of New York/(The), 4.355%, Series 2024, 10/1/35	995,000	943,792

		12,779,330

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Energy – 0.5%
Greenko Dutch BV
3.850%, 3/29/26 (a)	800,800	$776,566
3.850%, 3/29/26 (f)	413,600	401,083

		1,177,649

Financial – 14.0%
Air Lease Corp., 3.625%, 12/1/27	500,000	490,484
American International Group, Inc., 3.900%, 4/1/26	190,000	188,254
AXA SA, 8.600%, 12/15/30	400,000	470,311
Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (b)(f)	560,000	604,600
Bank of Ireland Group PLC
5.601%, (SOFR + 1.620%), 3/20/30 (a)(b)	1,240,000	1,270,160
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,206,367
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(f)	465,000	467,467
BNP Paribas SA
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(f)	1,000,000	1,180,732
5.906%, (SOFR + 1.920%), 11/19/35 (a)(b)	1,640,000	1,613,697
Boston Properties LP, 3.650%, 2/1/26	430,000	425,645
BPCE SA
4.875%, 4/1/26 (a)	500,000	499,687
5.876%, (SOFR + 1.680%), 1/14/31 (a)(b)	770,000	794,581
Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	456,730
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,540,205
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	236,902
Ceska sporitelna AS, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (b)(f)	1,200,000	1,275,810
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	437,157
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	736,578
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	994,900
HA Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34 (a)	600,000	576,725
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	750,181
Intercontinental Exchange, Inc., 3.625%, 9/1/28	200,000	196,193
JPMorgan Chase & Co.
5.103%, (SOFR + 1.435%), 4/22/31 (b)	590,000	600,837
6.070%, (SOFR + 1.330%), 10/22/27 (b)	1,090,000	1,117,631
Kreditanstalt fuer Wiederaufbau
0.000%, 6/29/37	6,000,000	3,545,258
4.375%, 2/28/34	6,000,000	6,089,348
mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (b)(f)	600,000	658,275
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	863,672
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	584,727
NHP Foundation, 5.850%, 12/1/28	800,000	830,588

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Financial (Continued)
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	$612,058
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,465,015
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	800,294

		33,581,069

Government – 1.0%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,559,702

		2,559,702

Industrial – 0.8%
First Student Bidco, Inc./First Transit Parent, Inc., 4.000%, 7/31/29 (a)	390,000	360,996
HTA Group, Ltd., 7.500%, 6/4/29 (f)	250,000	251,263
IHS Holding, Ltd., 8.250%, 11/29/31 (a)	300,000	289,635
Nature Conservancy (The), 1.154%, Series A, 7/1/27	430,000	401,175
Sitios Latinoamerica SAB de CV, 6.000%, 11/25/29 (a)	570,000	573,334

		1,876,403

Technology – 1.7%
Apple, Inc.
2.650%, 5/11/50	300,000	187,120
4.100%, 8/8/62	1,435,000	1,137,109
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	695,657
4.150%, 11/15/30	1,200,000	1,170,030
McAfee Corp., 7.375%, 2/15/30 (a)	275,000	237,826
Microsoft Corp., 3.041%, 3/17/62	1,000,000	641,775

		4,069,517

Utilities – 1.1%
Aegea Finance Sarl
6.750%, 5/20/29 (a)	200,000	198,265
9.000%, 1/20/31 (a)	960,000	1,002,337
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	499,001
Limak Yenilenebilir Enerji AS, 9.625%, 8/12/30 (a)	575,000	560,093
Zorlu Enerji Elektrik Uretim A/S, 11.000%, 4/23/30 (a)	370,000	339,650

		2,599,346

Total Corporate Bonds and Notes (Cost $69,654,608)		65,819,171

U.S. Government Agency Obligations – 19.5%
Farm Credit Bank of Texas , 7.750%, (5-Yr. CMT + 3.291%), 6/15/29 (a)(b)	1,150,000	1,194,484
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,107,466
2.780%, 11/2/37	1,800,000	1,480,353
3.430%, 4/6/45	1,000,000	788,408
3.660%, 3/7/44	974,000	804,286

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

U.S. Government Agency Obligations (Continued)
4.500%, 3/2/26	5,000,000	$5,021,710
Federal Home Loan Bank Discount Notes , 0.000%, 5/13/25	5,000,000	4,992,381
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,852,208
3.250%, 11/16/28	5,000,000	4,953,122
3.315%, 11/13/35	3,000,000	2,702,793
4.125%, 3/13/26	3,500,000	3,504,416
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,668,453
0.875%, 8/5/30	8,000,000	6,858,602
Federal National Mortgage Association Principal STRIPS , 0.000%, 7/15/37	9,000,000	5,028,457

Total U.S. Government Agency Obligations (Cost $50,221,144)		46,957,139

Municipal Bonds – 4.7%
City of New York Series H, 6.385%, 2/1/55	465,000	483,058
Colorado Health Facilities Authority Series B, 4.480%, 12/1/40	940,000	811,795
Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	611,491	607,331
Cook County Community High School District No. 228, IL Series A, 5.019%, 12/1/41 (AGM)	435,000	419,303
County of Riverside, CA
2.963%, 2/15/27	670,000	657,163
3.070%, 2/15/28	670,000	651,882
District of Columbia, (Ingleside at Rock Creek) Series A, 4.125%, 7/1/27	265,000	263,257
Iowa Student Loan Liquidity Corp. Series A, 5.343%, 12/1/34	165,000	163,096
Lancaster County Hospital Authority, PA, (Brethren Village), 5.000%, 7/1/25	135,000	134,824
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000	204,382
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	99,661
Massachusetts Educational Financing Authority
Series A, 2.305%, 7/1/29	1,000,000	916,447
Series A, 5.455%, 7/1/33	600,000	610,585
Series A, 6.069%, 7/1/33	175,000	183,563
New York Transportation Development Corp., 4.248%, 9/1/35	380,000	371,246
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment) Series B, 3.473%, 7/1/28	500,000	486,839
Oklahoma Development Finance Authority, (OU Medicine)
Series C, 4.650%, 8/15/30 (AGM)	130,000	129,089
Series C, 5.450%, 8/15/28	770,000	761,968
State Board of Administration Finance Corp. Series A, 1.258%, 7/1/25	375,000	372,925
United Nations Development Corp. Series A, 6.536%, 8/1/55	1,750,000	1,817,373
University of Virginia Series C, 4.179%, 9/1/17	1,000,000	751,029
Uptown Development Authority Series B, 2.581%, 9/1/31 (AGM)	100,000	89,343

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Municipal Bonds (Continued)
Wisconsin Health & Educational Facilities Authority
Series B, 3.940%, 8/15/41	335,000	$231,166
Series B, 4.190%, 8/15/55	190,000	107,271

Total Municipal Bonds (Cost $11,718,944)		11,324,596

Asset Backed Securities – 4.0%
Aligned Data Centers Issuer LLC
Series 2021-1A, 1.937%, 8/15/46 (a)	660,000	633,241
Series 2022-1A, 6.350%, 10/15/47 (a)	540,000	542,078
Series 2023-1A, 6.000%, 8/17/48 (a)	280,000	283,501
Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	182,215	182,444
Compass Datacenters Issuer II LLC Series 2024-2A, 5.022%, 8/25/49 (a)	340,000	341,107
CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	91,034
Enterprise Fleet Financing LLC Series 2025-2, 4.580%, 12/22/31 (a)	180,000	179,987
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	89,535	89,392
Lendbuzz Securitization Trust
Series 2022-1A, 4.220%, 5/17/27 (a)	206,754	206,146
Series 2023-1A, 6.920%, 8/15/28 (a)	213,801	217,142
Series 2023-2A, 7.090%, 10/16/28 (a)	252,329	256,841
Series 2023-3A, 7.500%, 12/15/28 (a)	325,005	333,284
Series 2024-2A, 5.990%, 5/15/29 (a)	619,500	625,402
Series 2024-3A, 4.970%, 10/15/29 (a)	581,365	581,276
Mosaic Solar Loan Trust
Series 2020-2A, 1.440%, 8/20/46 (a)	93,277	79,323
Series 2024-1A, 5.500%, 9/20/49 (a)	99,879	98,091
Series 2025-1A, 6.120%, 8/22/50 (a)	315,444	317,892
Prestige Auto Receivables Trust
Series 2024-1A, 5.710%, 5/15/28 (a)	225,000	226,081
Series 2024-2A, 4.560%, 2/15/29 (a)	125,000	124,820
Retained Vantage Data Centers Issuer LLC Series 2024-1A, 4.992%, 9/15/49 (a)	340,000	337,360
Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000	95,442
Sunnova Helios IV Issuer LLC Series 2020-AA, 2.980%, 6/20/47 (a)	657,879	571,871
Sunnova Helios V Issuer LLC Series2021-A, 1.800%, 2/20/48 (a)	186,022	143,712
Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (a)	121,864	121,719
Tesla Sustainable Energy Trust
Series 2024-1A, 5.080%, 6/21/50 (a)	1,215,000	1,223,727
Series 2024-1A, 6.250%, 6/21/50 (a)	165,000	165,727
Tricolor Auto Securitization Trust
Series 2024-1A, 6.610%, 10/15/27 (a)	50,700	50,918
Series 2024-2A, 6.360%, 12/15/27 (a)	142,617	143,151
Vantage Data Centers Issuer LLC Series 2024-1A, 5.100%, 9/15/54 (a)	520,000	515,079

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†		Value

Asset Backed Securities (Continued)
Vantage Data Centers Jersey Borrower SPV, Ltd. Series 2024-1A, 6.172%, 5/28/39 (a)	645,000		$880,208

Total Asset Backed Securities (Cost $9,545,536)			9,657,996

Foreign Government & Agency Securities – 4.0%
Bundesrepublik Deutschland Bundesanleihe, 1.800%, 8/15/53 (f)	2,605,000	EUR	2,346,017
City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,183,818
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	629,833
Colombia Government International Bond, 8.000%, 11/14/35	1,090,000		1,071,536
Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	834,930
Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,215,145
United Kingdom Gilt, 1.500%, 7/31/53 (f)	3,665,000	GBP	2,249,731

Total Foreign Government & Agency Securities (Cost $10,342,022)			9,531,010

Senior Floating Rate Interests – 2.3%

Communication Services – 0.2%
Charter Communications Operating LLC 2024 Term Loan B5, 6.548%, (3 mo. USD SOFR CME + 2.250%), 12/15/31 (b)	275,123		274,499
Go Daddy Operating Co. LLC 2024 Term Loan B7, 6.072%, (1 mo. USD SOFR CME + 1.750%), 5/30/31 (b)	296,137		295,258

			569,757

Consumer Discretionary – 0.2%
American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 6.072%, (1 mo. USD SOFR CME + 1.750%), 1/31/31 (b)	206,162		206,355
USI, Inc. 2024 Term Loan D, 6.549%, (3 mo. USD SOFR CME + 2.250%), 11/21/29 (b)	162,131		161,354

			367,709

Consumer Staples – 0.5%
Biogroup-LCD 2021 EUR Term Loan B, 6.026%, (3 mo. EUR EURIBOR + 3.500%), 2/9/28 (b)	465,000	EUR	511,795
Core & Main LP 2024 Term Loan E, 6.270%, (6 mo. USD SOFR CME + 2.000%), 2/9/31 (b)	282,155		282,155
Verisure Holding AB 2021 EUR Term Loan, 5.355%, (3 mo. EUR EURIBOR + 3.000%), 3/27/28 (b)	300,000	EUR	339,696

			1,133,646

Energy – 0.3%
Boels Topholding BV 2025 EUR Term Loan B, 5.101%, (1 mo. EUR EURIBOR + 2.750%), 5/23/31 (b)	344,828	EUR	389,173
Insulet Corporation 2024 1st Lien Term Loan B, 0.000%, 8/4/31 (b)	355,000		355,533

			744,706

Financials – 0.2%
Blackhawk Network Holdings, Inc. 2025 Term Loan B, 8.322%, (1 mo. USD SOFR CME + 4.000%), 3/12/29 (b)	168,826		168,902

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Security	Principal Amount†	Value

Financials (Continued)
Russell Investments US Inst’l Holdco, Inc. 2024 PIK Term Loan, 9.280%, (3 mo. USD SOFR CME + 1.500%), 5/30/27 (b)	395,829	$370,594

		539,496

Industrials – 0.3%
Altium Packaging LLC 2024 Term Loan B, 6.822%, (1 mo. USD SOFR CME + 2.500%), 6/11/31 (b)	426,775	416,906
Proampac PG Borrower LLC 2024 Term Loan, 8.323%, (3 mo. USD SOFR CME + 4.000%), 9/15/28 (b)	400,489	394,106

		811,012

Information Technology – 0.6%
Athenahealth Group, Inc. 2022 Term Loan B, 7.322%, (1 mo. USD SOFR CME + 3.000%), 2/15/29 (b)	347,680	345,507
Cotiviti Corp. 2025 2nd Amendment Term Loan, 7.077%, (1 mo. USD SOFR CME + 2.750%), 3/26/32 (b)	240,000	235,350
DCert Buyer, Inc. 2019 Term Loan B, 8.322%, (1 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	375,033	364,173
Zelis Payments Buyer, Inc. Term Loan B, 7.072%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (b)	453,850	444,419

		1,389,449

Total Senior Floating Rate Interests (Cost $5,662,027)		5,555,775

Convertible Bonds – 0.2%

Consumer Discretionary – 0.1%
Etsy, Inc.
0.125%, 10/1/26	110,000	105,625
0.125%, 9/1/27	50,000	44,287

		149,912

Health Care – 0.1%
Dexcom, Inc., 0.250%, 11/15/25	205,000	200,130

		200,130

Total Convertible Bonds (Cost $542,368)		350,042

Total Long Term Investments (Cost $263,949,575)		250,341,817

Call Swaptions Written – (0.0)% * (Cost $(15,885))		(17,620)

Put Swaptions Written – (0.0)% * (Cost $(23,828))		(17,620)

Total Investments–104.2% (Cost $263,909,862)		250,306,577

Other Liabilities, less assets – (4.2)%		(10,048,600)

Net Assets – 100.0%		$240,257,977

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

*	Amount is less than 0.05%.

†	The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities was $53,265,646, representing 22.2% of net assets.

(b)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Step coupon bond.

(d)

Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	A portion or all of the security was purchased as a when issued or delayed delivery security.

(f)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of these securities is $12,693,976 or 5.3% of the Fund’s net assets.

Abbreviations

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

At April 30, 2025, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Citibank N.A.	6/18/25	2,449,000	$1,780,730	$ (73,220)

United States Dollar	Euro Currency	Deutsche Bank AG	5/30/25	2,086,000	2,366,694	13,551

United States Dollar	Euro Currency	BNP Paribas	5/30/25	213,000	241,661	677

United States Dollar	Euro Currency	Deutsche Bank AG	6/18/25	7,292,000	8,283,059	(296,999)

United States Dollar	Pound Sterling	UBS AG	6/18/25	2,693,000	3,589,602	(108,948)

Euro Currency	United States Dollar	Barclays Bank PLC	6/18/25	273,000	310,104	11,525

						$(453,414)

At April 30, 2025, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Australian Bond Futures (Long)	42	$3,014,979	$3,093,104	6/16/25	$78,125

10-Year Canadian Government Bond (Long)	28	2,503,078	2,511,591	6/19/25	8,513

Euro-Bund (Long)	10	1,484,044	1,492,871	6/6/25	8,827

Euro-Buxl (Short)	5	(668,581)	(702,934)	6/6/25	(34,353)

Euro-Oat (Short)	11	(1,524,489)	(1,565,645)	6/6/25	(41,156)

					$19,956

At April 30, 2025, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	USD	1,655,000	$249,133	$53,574	$195,559

Pay Fixed rate annually 4.500% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	GBP	100,000	5,747	(91)	5,838

Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	EUR	2,320,000	(61,507)	(84)	(61,423)

Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	EUR	950,000	(30,888)	519	(31,407)

Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/54	GBP	2,285,000	322,394	(1,893)	324,287

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.280% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/34	EUR	695,000	756	(1,751)	2,507

Pay Fixed rate annually 3.000% Receive Floating rate annually 6 month CORRA	Morgan Stanley/LCH	9/18/34	CAD	4,600,000	(69,494)	1,944	(71,438)

Pay Fixed rate annually 2.310% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/54	EUR	2,180,000	34,862	(27,058)	61,920

Pay Fixed rate annually 3.630% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	12/18/31	USD	3,545,000	(28,742)	54,781	(83,523)

Pay Fixed rate annually 2.593% Receive Floating rate annually 12 month USCPI	Morgan Stanley/LCH	11/8/34	USD	2,860,000	(36,471)	–	(36,471)

Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	8,335,000	(102,660)	(81,865)	(20,795)

Receive Fixed rate annually 4.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	8,980,000	466,824	425,615	41,209

Receive Fixed rate annually 4.000% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/28	USD	12,470,000	235,229	86,392	148,837

Pay Fixed rate annually 4.060% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/35	USD	7,855,000	(285,673)	(126,566)	(159,107)

Pay Fixed rate annually 4.220% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	4,475,000	(66,520)	(974)	(65,546)

Pay Fixed rate annually 3.880% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	2,735,000	(30,008)	1,284	(31,292)

Receive Fixed rate annually 3.880% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	12,900,000	106,887	1,163	105,724

Receive Fixed rate annually 3.780% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/30	USD	5,890,000	112,628	17,006	95,622

Pay Fixed rate annually 3.660% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/18/35	USD	2,140,000	(7,449)	(3,873)	(3,576)

Receive Fixed rate annually 3.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/18/32	USD	3,910,000	(3,708)	29,366	(33,074)

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2025 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate annually 3.560% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/18/30	USD	28,330,000	309,482	25,196	284,286

						$452,685	$668,137

At April 30, 2025, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$(54,356)	$–	$(54,356)

						$–	$(54,356)

At April 30, 2025, the Fund had the following OTC Written Call Swaption contracts outstanding.

Description	Counterparty	Expiration Date	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation

Buy Protection :

CDX-NAHY, Series 44, Version1, 5
Year Index, Fixed Rate 5.000%	Morgan Stanley & Co. International PLC	05/21/2025	(1,765,000)	$(17,620)	$(15,885)	$(1,735)

				$(17,620)	$(15,885)	$(1,735)

At April 30, 2025, the Fund had the following OTC Written Put Swaption contracts outstanding.

Description	Counterparty	Expiration Date	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ Depreciation

Sell Protection :

CDX-NAHY, Series 44, Version1, 5
Year Index, Fixed Rate 5.000%	Morgan Stanley & Co. International PLC	05/21/2025	(1,765,000)	$(17,620)	$(23,828)	$6,208

				$(17,620)	$(23,828)	$6,208

Abbreviations

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

GBP – British Pound Sterling

EUR – Euro

CAD – Canadian Dollar

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2025(Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2025(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2025, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:

Long Term Investments in Securities:

Mortgage Backed Securities	$-	$101,146,088	$-	$101,146,088

Corporate Bonds and Notes	-	65,819,171	-	65,819,171

U.S. Government Agency Obligations	-	46,957,139	-	46,957,139

Municipal Bonds	-	11,324,596	-	11,324,596

Asset Backed Securities	-	9,657,996	-	9,657,996

Foreign Government & Agency Securities	-	9,531,010	-	9,531,010

Senior Floating Rate Interests	-	5,555,775	-	5,555,775

Convertible Bonds	-	350,042	-	350,042

Total Long Term Investments	$-	$250,341,817	$-	$250,341,817

Total Investment in Securities	$-	$250,341,817	$-	$250,341,817

Other Financial Instruments:

Forward Currency Contracts	-	25,753	-	25,753

Futures	95,465	-	-	95,465

Interest Rate Swap - CCP	-	1,265,789	-	1,265,789

Total Other Financial Instruments	$95,465	$1,291,542	$-	$1,387,007

Liabilities:

Other Financial Instruments:

Forward Currency Contracts	-	(479,167)	-	(479,167)

Futures	(75,509)	-	-	(75,509)

Interest Rate Swap - CCP	-	(597,652)	-	(597,652)

Interest Rate Swap - OTC	-	(54,356)	-	(54,356)

Call Swaptions Written	-	(17,620)	-	(17,620)

Put Swaptions Written	-	(17,620)	-	(17,620)

Total Other Financial Instruments	$(75,509)	$(1,166,415)	$-	$(1,241,924)